INCOME TAX (CREDITS) EXPENSES (Details Narrative)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
France country [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%	25.00%
China country [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%	25.00%
Macau country [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	12.00%	12.00%
Hong kong country [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	16.50%	16.50%
Bottom of range [member] | Peru country [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	5.00%	5.00%
Top of range [member] | Peru country [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	29.50%	29.50%